INVENTORIES	6 Months Ended
Jun. 30, 2021
INVENTORIES
INVENTORIES

NOTE 4:-     INVENTORIES

	June 30,	December 31,
	2021	2020
	Unaudited	Audited

Raw materials	$15,312	$13,376
Finished products	9,519	15,817

	$24,831	$29,193

In the six months ended June 30, 2021 and 2020 (unaudited), the Group wrote-off inventories in a total amount of $1,190 and $633, respectively.